Risk/Return Detail Data - FidelityAdvisorFocusFunds-AMCIZComboPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series VII
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Technology Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Technology Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 54 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34 % of the average value of its portfolio.
Portfolio Turnover, Rate	34.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 54 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	25.02%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	36.16%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(25.44%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.93%
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
1 Year	664
3 Years	854
5 Years	1,060
10 Years	$ 1,652
2014	10.44%
2015	7.02%
2016	11.80%
2017	49.36%
2018	(7.79%)
2019	50.55%
2020	63.90%
2021	27.25%
2022	(36.16%)
2023	59.19%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.68%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 271
3 years	530
5 years	913
10 years	1,788
1 Year	171
3 Years	530
5 Years	913
10 Years	$ 1,788
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[3]
Total annual operating expenses	1.18%
1 year	$ 466
3 years	712
5 years	976
10 years	1,732
1 Year	466
3 Years	712
5 Years	976
10 Years	$ 1,732
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.68%
1 year	$ 69
3 years	218
5 years	379
10 years	847
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.56%
1 year	$ 57
3 years	179
5 years	313
10 years	701
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701
Annual Return, Inception Date	Oct. 02, 2018
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Return Before Taxes | Fidelity Advisor Technology Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	50.04%
Past 5 years	24.64%
Past 10 years	18.53%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Return Before Taxes | Fidelity Advisor Technology Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	56.99%
Past 5 years	25.17%
Past 10 years	18.51%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Return Before Taxes | Fidelity Advisor Technology Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	53.27%
Past 5 years	24.91%
Past 10 years	18.51%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Return Before Taxes | Fidelity Advisor Technology Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	59.61%
Past 5 years	26.45%
Past 10 years	19.57%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Return Before Taxes | Fidelity Advisor Technology Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	59.80%
Past 5 years	26.61%
Since Inception	19.48%	[5]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | After Taxes on Distributions | Fidelity Advisor Technology Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	48.68%
Past 5 years	22.71%
Past 10 years	16.15%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | After Taxes on Distributions and Sales | Fidelity Advisor Technology Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	30.59%
Past 5 years	19.91%
Past 10 years	14.68%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | F1525
Risk/Return:
Label	MSCI U.S. IMI Information Technology 25-50 Index
Past 1 year	52.64%
Past 5 years	25.01%
Past 10 years	19.45%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.18%, 0.20%, 0.18%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .